Borrowings and Lease Liabilities	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Borrowings and Lease Liabilities	Borrowings and Lease Liabilities
(1)
Components of Borrowings and Lease Liabilities

Components of borrowings and lease liabilities are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Borrowings
Payment:
Loan payables (1)	213,050	280,825
Commercial papers (2)	84,000	73,000
Subtotal	297,050	353,825
Financial service:
Loan payables (1)	102,528	211,131
Subtotal	102,528	211,131
Total	399,578	564,956

Lease liabilities
Payment	11,121	9,096
Financial service	976	453
Total	12,097	9,549

(1)
The weighted average interest rates of the outstanding loan payables as of March 31, 2025 and 2026 were 0.55% and 0.80%, respectively.
(2)
The weighted average interest rates of the outstanding commercial papers as of March 31, 2025 and 2026 were 0.59% and 0.95%, respectively.

Significant financial covenants on the loan payables of PayPay Card Corporation

PayPay Card Corporation is subject to the following financial covenants with respect to a portion of its loan payables from financial institutions and was in compliance with such covenants for the years ended March 31, 2025 and 2026. All financial covenants are determined based on PayPay Card Corporation stand-alone financial information.

(i)
Net assets as of each fiscal year-end should be equal to or greater than 75% of the net assets as of the end of the previous fiscal year or March 31, 2021, whichever is higher.
(ii)
Should not incur operating losses or ordinary losses for two consecutive fiscal years.
(iii)
Required to remain a subsidiary of LY Corporation.
(iv)
Must maintain a minimum issuer rating of BBB- by a rating agency, and in absence of such rating, LY Corporation must maintain a minimum issuer rating of BBB+.
(2)
Changes in Liabilities Arising from Financing Activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash flows and non-cash transactions. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified as cash flows from financing activities in the Group’s Consolidated Statements of Cash Flows.

For the year ended March 31, 2024			(In millions of yen)
			Non-cash transactions
	Carrying amount as of April 1, 2023	Cash flows	Addition (1)	Decrease	Carrying amount as of March 31, 2024
Loan payables	361,540	129,678	—	—	491,218
Commercial papers	133,000	(21,000)	—	—	112,000
Lease liabilities	8,698	(2,409)	1,837	(392)	7,734
Total	503,238	106,269	1,837	(392)	610,952

For the year ended March 31, 2025			(In millions of yen)
			Non-cash transactions
	Carrying amount as of April 1, 2024	Cash flows	Addition (1)	Decrease	Carrying amount as of March 31, 2025
Loan payables	491,218	(176,298)	658	—	315,578
Commercial papers	112,000	(28,000)	—	—	84,000
Lease liabilities	7,734	(2,820)	7,204	(21)	12,097
Total	610,952	(207,118)	7,862	(21)	411,675

For the year ended March 31, 2026			(In millions of yen)
			Non-cash transactions
	Carrying amount as of April 1, 2025	Cash flows	Addition	Decrease	Carrying amount as of March 31, 2026
Loan payables	315,578	176,378	—	—	491,956
Commercial papers	84,000	(11,000)	—	—	73,000
Lease liabilities	12,097	(2,744)	307	(111)	9,549
Total	411,675	162,634	307	(111)	574,505

(1) Addition of lease liabilities and loan payables mainly resulted from new contracts.